Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]	USD million 31.12.21 31.12.20 Provisions other than provisions for expected credit losses 3,322 2,571 Provisions for expected credit losses 196 257 Total provisions 3,518 2,828
Total provisions with additional information [textblock]
USD million
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2021
Balance at the beginning of the year 2,135 72 363 2,571
Increase in provisions recognized in the income statement 986 297 78 1,361
Release of provisions recognized in the income statement (74) (30) (32) (136)
Provisions used in conformity with designated purpose (189) (165) (80) (434)
Capitalized reinstatement costs 0 0 32 32
Foreign currency translation / unwind of discount (59) (3) (10) (72)
Balance at the end of the year

2,798 172
2
352 3,322
1 Consists of provisions for losses

resulting from legal, liability and compliance

risks.

2 Primarily consists of personnel-related restructuring provisions of USD
125

million as of 31 December 2021 (31 December 2020:
USD 18

million) and provisions

for onerous contracts

of USD
47

million as of

31 December 2021 (31 December 2020: USD
49

million).

3 Mainly includes provisions

related to real

estate, employee benefits

and
operational risks.

UBS AG
Entity [Table]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]	USD million 31.12.21 31.12.20 Provisions other than provisions for expected credit losses 3,256 2,534 Provisions for expected credit losses 196 257 Total provisions 3,452 2,791
Total provisions with additional information [textblock]
USD million
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2021
Balance at the beginning of the year 2,135 67 332 2,534
Increase in provisions recognized in the income statement 986 228 73 1,286
Release of provisions recognized in the income statement (74) (25) (29) (128)
Provisions used in conformity with designated purpose (189) (130) (76) (396)
Capitalized reinstatement costs 0 0 30 30
Foreign currency translation / unwind of discount (59) (3) (9) (70)
Balance at the end of the year

2,798 137
2
321 3,256
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Primarily consists of personnel-related restructuring provisions of USD
90

million as of 31 December 2021 (31 December 2020:
USD 13

million) and provisions

for onerous contracts

of USD
47

million as of

31 December 2021 (31 December 2020: USD
49

million).

3 Mainly includes provisions

related to real

estate, employee benefits

and
operational risks.